Label	Element	Value
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury Short-Term Bond Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is income.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2028
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for the current duration of the arrangement only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	28.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of short- and intermediate-term investment-grade bonds and notes. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed income securities including sovereign, corporate, asset-backed, money market securities, bank obligations, foreign securities (including securities of issuers in emerging markets and non-U.S. dollar-denominated securities), and U.S. Government securities. The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by the Adviser to be of comparable quality. After purchase, a debt obligation may cease to be rated or may have its rating downgraded below investment grade. In such cases, the Adviser will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations of any credit rating or no rating. The dollar-weighted average portfolio effective maturity of the Fund is expected to be more than one year but less than three years during normal market conditions. The Fund may invest in debt obligations of all maturities.

The Fund may also engage in futures, forwards and options transactions, both to seek to increase return and/or to seek to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in exchange-traded funds (“ETFs”), municipal securities, and inflation-protected securities such as Treasury Inflation-Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index. The ICE BofA U.S. Broad Market Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. For additional information about the indexes, please see the section entitled “Index Descriptions.”

Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements during such period and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (for calendar year ended December 31st)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.60% (quarter ended 03/31/2025) and the lowest return for a quarter was 1.04% (quarter ended 12/31/2025).
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	1.60%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	1.04%
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index to the ICE BofA U.S. Broad Market Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2025)
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose all or a part of your investment in the Fund.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions. For example, in addition to other risks generally associated with fixed income securities, corporate debt obligations are particularly subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Adverse changes in any of these factors may result in a decline in value of or income generated by such obligations.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual debt instruments or other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Backed and Asset-Backed Securities Risk—Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets. Investments in non-agency mortgage-backed securities, which are not guaranteed by the U.S. government or a government sponsored enterprise, are subject to increased credit/default, liquidity, valuation and other risks.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Prepayments and Extensions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayments and Extensions—The Fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Foreign Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	New Fund Risk—The Fund is new with a short operating history. As a result, prospective investors have limited or no track record or history on which to base their investment decisions.
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.37%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 849
Old Westbury Short-Term Bond Fund | ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.18%
Old Westbury Short-Term Bond Fund | ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.15%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%	[2]
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	5.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.14%
Performance Inception Date	oef_PerfInceptionDate	Feb. 29, 2024
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.51%
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.23%

[1]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.37%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[2]	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index to the ICE BofA U.S. Broad Market Index.